Non-current financial assets - Disclosure of Changes in Non-current Financial Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Non-current financial assets at beginning of period	€ 505	€ 529
Additions	9	9
Decreases	(6)	(31)
Transfer	8
Currency translation adjustments	3	(2)
Non-current financial assets at end of period	519	505
Liquidity contract - Cash account | Financial assets at fair value, class
Disclosure of financial assets [line items]
Non-current financial assets at beginning of period	105	131
Additions	0	0
Decreases	(6)	(27)
Transfer	0
Currency translation adjustments	0	0
Non-current financial assets at end of period	98	105
Other long-term investments pledged as collateral | Financial assets at amortised cost, class
Disclosure of financial assets [line items]
Non-current financial assets at beginning of period	0	0
Additions	0	0
Decreases	0	0
Transfer	0
Currency translation adjustments	0	0
Non-current financial assets at end of period	0	0
Security deposits paid | Financial assets at amortised cost, class
Disclosure of financial assets [line items]
Non-current financial assets at beginning of period	401	399
Additions	9	9
Decreases	0	(5)
Transfer	8
Currency translation adjustments	3	(2)
Non-current financial assets at end of period	€ 421	€ 401